Note 5 - Software License (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Gain on forgiveness of debt	$ 15,000
Loyl Me
License agreement payment terms	The agreement required nine installment payments of $25,000 each to be paid with a combination of cash and stock and 8% of revenue from the use of the licensed technology.
Common Stock | Loyl Me
Payments for Software	$ 255,000
Software and Software Development Costs | Loyl Me
Impairment of Intangible Assets, Finite-lived	255,000
Gain on forgiveness of debt	$ 15,000